Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Detailed information on intangible assets
Research and development expense	€ 45,917	€ 28,598
Depreciation and amortisation expense	399,674	362,376
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense	€ 1,263	€ 92